SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Inventory provision, beginning of year	$ 16,607	$ 18,226
Assumed from business combination	0	1,405
Increase in inventory provision	7,671	4,305
Write off	(7,489)	(7,329)
Inventory provision, end of year	$ 16,789	$ 16,607